Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Disclosures

36. Related party disclosures

According to IAS 24, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, companies belonging to the Stevanato Group S.p.A., the controlling company Stevanato Holding S.r.l.. In addition, members of Stevanato Group’s Board of Directors and executives with strategic responsibilities and their families are also considered related parties. The Group carries out transactions with related parties on commercial terms that are in line with market practice in the respective markets, considering the characteristics of the goods or services involved.

Note 4 provides information about the Group’s structure, including details of the subsidiaries and the holding company.

Transactions with related parties refer to:

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rentals paid to SFEM Italia S.r.l., controlled by the Stevanato family;
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the purchase of products and rentals paid to Società Agricola Stella S.r.l., 51% controlled by Stevanato Holding S.r.l. and 49% controlled by SFEM Italia S.r.l.;
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consulting services provided by Studio Legale Spinazzi Azzarita Troi, whose beneficial owner is a Board member in Stevanato Group S.p.A.;
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donations to the Stevanato Foundation, owned by Stevanato family. The foundation's mission centers around pursuing the aims of social solidarity, philanthropy and charity, operating in the fields of social and socio-medical assistance, education and training, as well as cultural and educational activities and scientific research. The Foundation supports children and young people facing serious challenges due to their health, the distress of their families or other situations that may affect their health or well-being;
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revenue from the sale of drug containment solutions, and pharma visual inspection equipment and packaging and assembly machines to Incog BioPharma Services, Inc, a U.S.-based biopharma services company, in which Stevanato Holding S.r.l. holds a controlling stake;
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consulting services provided by C.T.S. Studio AS, whose beneficial owner is a Board member in the sub-holding Stevanato Group International AS;
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revenue from the sale of tools, to SIT S.p.A., in which Franco Stevanato is a member of the Board of Directors;
-
receivables and payables to Stevanato Holding S.r.l. related to the national tax consolidation regime;
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income from Stevanato Holding S.r.l. related to services rendered by Stevanato Group S.p.A. to the parent company;
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on June 29, 2023, Ompi N.A. S. de R.L. de C.V. signed a promissory agreement for the purchase of land in Mexico with SIT Manufacturing N.A. S.A. de C.V. and paid USD 2,247 thousand as a deposit. On January 16, 2024 the purchase of the land was officially concluded with the payment of the remaining USD 1,210 thousand. Franco Stevanato is a Board member in SIT S.p.A., the parent company of SIT Manufacturing N.A. S.A. de C.V.;
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for the year ended December 31, 2024 rentals paid to Stevanato Holding S.r.l.;
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for the year ended December 31, 2024, income from Stevanato Holding S.r.l. related to the recharge of certain costs pertaining to the secondary component of the upsized follow-on underwritten offering of ordinary shares of Stevanato Group S.p.A.;
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for the year ended December 31, 2023, service fees and rentals paid to Winckler & Co Ltd, the company whose owner held minority interests in the subsidiary Ompi of Japan up to July 31, 2023; and
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for the years ended December 31, 2024 and 2023, industrial rentals paid to E & FKH Ejendomme ApS, whose beneficial owners are family members of a Board member in the subsidiary Stevanato Group Denmark A/S in office until February 29, 2024.

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and at December 31, 2025

	Revenue	Other income	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	96	—

Other related parties
Società Agricola Stella S.r.l.	—	—	158
SFEM Italia S.r.l.	—	—	21
Studio Legale Spinazzi Azzarita Troi	—	—	118
Fondazione Stevanato	—	—	290
Incog BioPharma Services Inc	7,582	—	—
SIT S.p.A.	34	—	1

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Contract Assets	Other Liabilities
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	—	7,076	—	14,710

Other related parties
Società Agricola Stella S.r.l.	—	59	—	—	—
Studio Legale Spinazzi Azzarita Troi	—	119	37	—	—
SIT Manufacturing	17	—	—	—	—
Incog BioPharma Services Inc	2,586	—	—	4,944	—

For the year ended and at December 31, 2024

	Revenue	Other income	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	266	7

Other related parties
Società Agricola Stella S.r.l.	—	1	165
SFEM Italia S.r.l.	—	—	21
E & FKH Ejendomme ApS	—	—	222
Studio Legale Spinazzi Azzarita Troi	—	—	198
Fondazione Stevanato	—	—	180
Incog BioPharma Services Inc	5,557	—	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Contract Assets	Other Liabilities
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	—	9,216	—	22,785

Other related parties
Società Agricola Stella S.r.l.	—	113	—	—	—
SFEM Italia S.r.l.	—	2	—	—	—
Studio Legale Spinazzi Azzarita Troi	—	29	—	—	—
Incog BioPharma Services Inc	208	—	—	3,628	3

For the year ended December 31, 2023

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	191
Società Agricola Stella S.r.l.	—	110
SFEM Italia S.r.l.	—	20
E & FKH Ejendomme ApS	—	435
Studio Legale Spinazzi Azzarita Troi	—	311
Fondazione Stevanato	—	240
C.T.S. Studio AS	—	21
Incog BioPharma Services Inc	545	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2023

	Interest received	Interest paid
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	3

Emoluments to Directors and Key Management

The tables below present the aggregate compensation of the members of the Board of Directors and the Senior Management Team. For the year ended December 31, 2025, the compensation of the Chairman and Chief Executive Officer, Franco Stevanato, is reported within Directors’ fees. For the years ended December 31, 2024 and 2023, the compensation of the Chairman, Franco Stevanato, was reported within emoluments to Directors, while the compensation of the Chief Executive Officer, Franco Moro, was reported within compensation to members of the Senior Management Team.

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2025

	Fixed remuneration		Variable	Share based	Total
	Annual	Fringe	remuneration(2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,078	9	290	996	3,373

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO for the Chairman and CEO

(3) Shares granted to board members

For the year ended December 31, 2024

	Fixed remuneration		Share based	Total
	Annual	Fringe	compensation (2)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	1,970	6	459	2,435

(1) Fringe benefits related to car and insurance benefits

(2) Shares granted to board members

For the year ended December 31, 2023

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense(2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,242	12	70	438	2,762

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to "Trattamento Fine Mandato" accrued during the year

(3) Shares granted to board members

The aggregate compensation for members of the Senior Management Team is as follows:

For the year ended December 31, 2025

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,124	14	270	552	4	1,964

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued during the year and to certain severance payments

(4)Share‑based compensation includes amounts recognised under the stock grant plan 2023–2027 and other share‑based incentive plans, adjusted to reflect the Group’s best estimate of the number of equity instruments expected to vest.

For the year ended December 31, 2024

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,741	22	79	2,325	719	4,886

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued during the year and to certain severance payments

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans

For the year ended December 31, 2023

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,777	28	94	94	845	2,838

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued during the year

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans